SCHEDULE OF OTHER EXPENSES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Share issue costs	$ 598,529
Write off of accounts (payable) receivable	(48,833)
Other	2,598,000	424,000
Total Other expenses	$ 525,948,000	$ 424,000